SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2025
Stockholders' Equity Note [Abstract]
Schedule of Restricted Shares Units Activity
	2025		2024		2023
Details	Number of RSUs	Weighted average fair value	Number of RSUs	Weighted average fair value	Number of RSUs	Weighted average fair value
Outstanding as of beginning of year	2,398,135	$34.51	1,585,560	$38.10	1,712,996	$32.90
Granted	781,952	$46.37	1,581,492	$31.89	797,241	$37.64
Converted	(983,643)	$35.62	(726,007)	$36.52	(870,720)	$27.80
Forfeited	(49,820)	$36.87	(42,910)	$36.96	(53,957)	$32.49
Outstanding as of end of year (*)	2,146,624	$38.26	2,398,135	$34.51	1,585,560	$38.10

(*) Include (i) 717,148, 736,014 and 559,184 PSUs as of December 31, 2025, 2024 and 2023, respectively and (ii) 535,809 and 649,249 MSUs as of December 31, 2025 and 2024, respectively.

Schedule of Employees Share Incentive Plans
Details for the year ended December 31,	2025	2024	2023
The intrinsic value of converted RSUs	$58,605	$28,667	$26,976
The original fair value of converted RSUs	$35,039	$26,510	$24,206

Schedule of Stock-Based Compensation Expense in Statement of Operations
Details	2025	2024	2023
Cost of goods	$8,256	$8,764	$8,332
Research and development, net	7,984	7,422	5,639
Marketing, general and administrative	21,528	17,651	13,960
Total stock-based compensation expense	$37,768	$33,837	$27,931